Accounting Policies and Procedures: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Cash and Cash Equivalents, Policy

Cash and cash equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits.  For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.  There were no cash equivalents as of December 31, 2013 and 2012.